Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Australia - 2.8%
Coles Group Ltd.	16,010	$205,489
Fortescue Metals Group Ltd.	33,675	615,584
		821,073
Britain - 10.9%
Barratt Developments PLC	11,548	112,941
British American Tobacco PLC - ADR (a)	15,419	577,442
Bunzl PLC	3,993	147,971
Imperial Brands PLC	25,497	546,501
Kingfisher PLC	48,919	250,504
Persimmon PLC	3,002	121,178
Rio Tinto PLC - ADR (a)	6,702	578,450
Vodafone Group PLC - ADR (a)	32,595	532,276
WPP PLC	22,649	292,785
		3,160,048
Canada - 4.3%
Barrick Gold Corp.	23,698	515,905
Canadian Tire Corp. Ltd. - Class A	1,138	175,078
Loblaw Cos. Ltd.	4,635	313,557
Magna International, Inc.	3,003	251,742
		1,256,282
China - 1.0%
Lenovo Group Ltd.	310,212	289,009

DENMARK - 2.0%
AP Moller - Maersk A/S - Class B	205	569,299

Finland - 2.6%
Kesko OYJ - Class B	4,508	193,317
Nokia OYJ - ADR (a) (b)	73,667	447,895
Wartsila OYJ Abp	7,516	113,142
		754,354
France - 7.5%
Atos SE	2,129	101,829
Bouygues SA	5,897	227,278
Carrefour SA	15,216	282,664
Cie de Saint-Gobain	7,827	559,410
Cie Generale des Etablissements Michelin	2,003	327,184
Eiffage SA	2,550	259,964
Publicis Groupe SA	6,327	399,439
		2,157,768
Germany - 11.3%
Bayerische Motoren Werke AG	5,078	505,276
Brenntag SE	1,563	156,116
Covestro AG (c)	2,413	155,316
Daimler AG	6,028	538,308
Deutsche Post AG	8,684	588,314
Fresenius Medical Care AG & Co KGaA - ADR (a)	11,634	457,449
Fresenius SE & Co. KGaA	10,971	576,798
HeidelbergCement AG	3,566	316,333
		3,293,910

Hong Kong - 2.8%
CK Hutchison Holdings Ltd.	77,971	569,897
WH Group Ltd. (c)	281,114	232,961
		802,858
Ireland - 1.6%
DCC PLC	988	82,757
CRH PLC - ADR (a)	7,840	391,138
		473,895
Japan - 28.4%
Amada Co. Ltd.	3,072	31,307
Bridgestone Corp.	10,143	443,794
Canon, Inc.	13,343	303,640
Dentsu Group, Inc.	3,589	124,153
Ebara Corp.	942	46,196
ENEOS Holdings, Inc.	136,824	573,088
FUJIFILM Holdings Corp.	4,831	344,848
Inpex Corp.	28,344	200,233
ITOCHU Corp.	19,733	581,350
Japan Tobacco, Inc.	28,384	553,683
KDDI Corp.	17,770	539,717
Mitsubishi Electric Corp.	22,466	302,263
NEC Corp.	4,566	230,579
Nexon Co. Ltd.	7,231	148,173
Nitori Holdings Co. Ltd.	1,036	196,472
Nitto Denko Corp.	1,156	85,352
Otsuka Holdings Co. Ltd.	4,694	185,612
Renesas Electronics Corp. (b)	22,833	245,803
SCREEN Holdings Co. Ltd.	522	46,868
Secom Co. Ltd.	1,766	132,871
Seiko Epson Corp.	4,836	82,698
Shionogi & Co. Ltd.	3,014	158,029
SoftBank Corp.	45,930	598,486
Sony Group Corp. - ADR (a)	6,066	632,684
Subaru Corp.	4,845	94,555
Sumitomo Chemical Co. Ltd.	45,528	235,307
Sumitomo Corp.	36,434	492,517
Trend Micro, Inc.	1,211	62,810
Yamaha Motor Co. Ltd.	7,398	183,694
Z Holdings Corp.	72,887	363,090
		8,219,872
Luxembourg - 0.4%
Tenaris SA - ADR	5,463	111,664

Netherlands - 3.2%
Koninklijke Ahold Delhaize NV	19,473	605,102
Randstad Holding NV	2,727	197,847
Signify NV (c)	2,099	117,501
		920,450
Norway - 2.0%
Telenor ASA	21,320	370,185
Yara International ASA	4,324	227,732
		597,917
South Korea - 10.5%
Daewoo Engineering & Construction Co. Ltd. (b)	14,060	91,065
Doosan Heavy Industries & Construction Co. Ltd. (b)	4,558	86,179
Doosan Infracore Co. Ltd. (b)	2,998	42,096
E-MART, Inc.	965	141,363
Fila Holdings Corp.	1,141	51,780
GS Engineering & Construction Corp.	2,099	80,383
Hyundai Engineering & Construction Co. Ltd.	2,516	119,648
Hyundai Mobis Co. Ltd.	706	163,572
Kia Corp.	6,470	470,239
KT&G Corp.	1,476	105,607
Kumho Petrochemical Co. Ltd.	497	87,928
LG Electronics, Inc.	2,505	343,002
Lotte Chemical Corp.	407	91,821
POSCO - ADR	7,090	560,039
Samsung Engineering Co. Ltd. (b)	3,949	80,164
SK Telecom Co. Ltd. - ADR	8,863	257,647
S-Oil Corp.	3,166	270,565
		3,043,098
Spain - 2.1%
Telefonica SA - ADR (a)	132,261	607,078

Sweden - 2.0%
Boliden AB	3,004	117,077
Electrolux AB - Class B	5,116	134,194
Getinge AB - Class B	3,205	139,281
Skanska AB - Class B	6,341	178,995
		569,547
Switzerland - 3.9%
Adecco Group AG	1,473	88,264
LafargeHolcim Ltd.	8,160	478,331
Logitech International SA	1,467	160,425
Swisscom AG	656	394,679
		1,121,699
TOTAL COMMON STOCKS (Cost $26,894,858)		28,769,821
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$47,085	47,085
TOTAL SHORT-TERM INVESTMENTS (Cost $47,085)		47,085
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	3,844,776	3,844,776
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,844,776)		3,844,776
Total Investments (Cost $30,786,719) - 112.8%		32,661,682
Liabilities in Excess of Other Assets - (12.8)%		(3,713,458)
TOTAL NET ASSETS - 100.0%		$28,948,224

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $3,700,263 or 12.8% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $505,778 or 0.2% of net assets.

(d)	The rate shown is as of July 31, 2021.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 28,769,821	$ -	$ -	$ -	$ 28,769,821
Short-Term Investments	47,085	-	-	-	47,085
Investments Purchased with Proceeds from Securities Lending	-	-	-	3,844,776	3,844,776
Total Investments in Securities	$ 28,816,906	$ -	$ -	$ 3,844,776	$ 32,661,682
^ See Schedule of Investments for country breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.